COMMITMENTS AND CONTINGENCIES - INSOLVENCY (Details)	12 Months Ended
Dec. 31, 2020 jurisdiction
Penn Treaty Network America Insurance Company
Payables
Number of Jurisdictions	45
Weighted Average Number of Years	10 years
Recoverables
Number of Jurisdictions	45
Weighted Average Number of Years	10 years
Penn Treaty Network America Insurance Company | Minimum
Payables
Range of Years	1 year
Recoverables
Range of Years	1 year
Penn Treaty Network America Insurance Company | Maximum
Payables
Range of Years	67 years
Recoverables
Range of Years	67 years
American Network Insurance Company
Payables
Number of Jurisdictions	44
Weighted Average Number of Years	13 years
Recoverables
Number of Jurisdictions	44
Weighted Average Number of Years	13 years
American Network Insurance Company | Minimum
Payables
Range of Years	1 year
Recoverables
Range of Years	1 year
American Network Insurance Company | Maximum
Payables
Range of Years	67 years
Recoverables
Range of Years	67 years